Note 20 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Accumulated earnings (loss), beginning of year	$ (172,090)	$ 157,556
Accumulated earnings (loss), end of year	$ (495,288)	$ (172,090)
Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of year (in shares)
Accumulated earnings (loss), beginning of year	$ 1,235,503
Balance, end of year (in shares)
Accumulated earnings (loss), end of year	$ 1,246,829	$ 1,235,503
Issued capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Balance, beginning of year (in shares)	149,595,952	148,394,152
Accumulated earnings (loss), beginning of year	$ 1,088,538	$ 1,079,055
Share-based awards exercised (in shares)	2,018,286	1,201,800
Share-based units exercised	$ 11,326	$ 9,483
Balance, end of year (in shares)	151,614,238	149,595,952
Accumulated earnings (loss), end of year	$ 1,099,864	$ 1,088,538
Issued capital [member] | Preference shares [member]
Statement Line Items [Line Items]
Balance, beginning of year (in shares)	4,662,165	4,323,300
Accumulated earnings (loss), beginning of year	$ 146,965	$ 136,771
Shares issued		$ 10,447
Shares issued for cash (in shares)		338,865
Preferred shares issuance cost		$ (253)
Balance, end of year (in shares)	4,662,165	4,662,165
Accumulated earnings (loss), end of year	$ 146,965	$ 146,965